SUPPLEMENT TO THE
RETIREMENT
GOVERNMENT MONEY
MARKET PORTFOLIO
OCTOBER 21, 1996
PROSPECTUS
The following information replaces similar information found in "How to Buy Shares" on page P-10:
   MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $    100,000
For Fidelity IRA, Rollover IRA,
SEP-IRA and Keogh accounts $500
TO ADD TO AN ACCOUNT $    2,500
For Fidelity IRA, Rollover IRA,
SEP-IRA and Keogh accounts $250
MINIMUM BALANCE $    100,000
For Fidelity IRA, Rollover IRA,
SEP-IRA and Keogh accounts $500
There is no minimum account balance or initial or subsequent investment minimums for certain retirement accounts funded through salary reduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details.
The following information replaces similar information found in "How to Sell Shares" on page P-11:
       IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES,    please leave
at least $    100,000    worth of shares in the account to keep it open
($500 for retirement accounts).
SUPPLEMENT TO THE
RETIREMENT MONEY MARKET PORTFOLIO
OCTOBER 21, 1996
PROSPECTUS
The following information replaces similar information found in "How to Buy Shares" on page P-11:
   MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $    100,000
For Fidelity IRA, Rollover IRA,
SEP-IRA and Keogh accounts $500
TO ADD TO AN ACCOUNT $    2,500
For Fidelity IRA, Rollover IRA,
SEP-IRA and Keogh accounts $250
MINIMUM BALANCE $    100,000
For Fidelity IRA, Rollover IRA,
SEP-IRA and Keogh accounts $500
There is no minimum account balance or initial or subsequent investment minimums for certain retirement accounts funded through salary reduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details.
    IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES,    please leave at
least $    100,000    worth of shares in the account to keep it open ($500
for retirement accounts).